MINERAL PROPERTIES (Details Narrative) - CAD ($)						1 Months Ended							12 Months Ended
	Nov. 05, 2023	Oct. 12, 2023	Jan. 13, 2023	Oct. 11, 2021	Jun. 09, 2021	Apr. 24, 2023	Jan. 30, 2023	Sep. 15, 2022	Oct. 29, 2021	Sep. 15, 2021	Apr. 28, 2021	Feb. 26, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Aggregate common share issued													1,598,162
Ownership percentage description													The royalty portfolio sale was comprised of 19 royalties across four countries and included a 2.0% NSR royalty on the Pickle Crow Gold Project and a 1.5% NSR royalty on the Hope Brook Gold Project
Total consideration													$ 6,700,000
NSR royalty percentage													1.50%
Cash													$ 4,700,000
Springpole
Statement [Line Items]
Expenditures	$ 300,000
Ownership percenatge									100.00%
Cash and share payments	250,000								$ 250,000				24,000
Common share issued during period, value													12,000
Fourth anniversary share issued amount	25,000
Fifth anniversary share issued amount	25,000
Sixth anniversary share issued amount	50,000
Seventh anniversary share issued amount	$ 100,000
Hope Brook
Statement [Line Items]
Share issued during period					36,500,000
Expenditures					$ 20,000,000
Shares received					11,500,000
Other percentage					0.50%
Big Ridge ownership percentage					80.00%
Net smelter returns royalty percentage					1.50%
Amount received upon issuance of shares					$ 500,000
First Mining ownership percentage					20.00%
Swain Post Property Option
Statement [Line Items]
Ownership percenatge												100.00%
Cash													60,000
Common stock share issued												391,873
Common stock share issued, value												$ 75,000	200,000
Cash and share payments												$ 335,000	260,000
Birch Lake Properties Acquisition
Statement [Line Items]
Cash payment		$ 10,000		$ 350,000
Cash consideration			$ 600,000
Shares issued during the period		250,000		1,300,000
Additional term		3 years
Shares issued for acuisition			3,500,000
Ownership percentage description				First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining common shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties
Paying in cash for project				$ 400,000
Additional expenditures				$ 1,750,000
Ownership percenatge				80.00%
First Mining percentage rate				51.00%
Amount received upon issuance of shares													153,750
Common share issued during period, value													110,000
Cash payable on first anniversary			$ 100,000
cash payable on the second anniversary			100,000
cash payable on the third anniversary			$ 200,000
Remaining shares issued			2,000,000
Share issued on the first anniversary			500,000
Share issued on the second anniversary			1,000,000
Swain Lake Property Option
Statement [Line Items]
Cash payment											$ 200,000		$ 150,000
Share issued during period													1,256,395
Expenditures											500,000
Paying in cash for project											$ 1,000,000
Ownership percenatge											100.00%
First Mining percentage rate											70.00%
Amount received upon issuance of shares											$ 1,000,000
Common share issued during period, value													$ 325,000
Share payments totaling											$ 425,000
Vixen Properties Acquisition
Statement [Line Items]
Expenditures										$ 500,000
Ownership percenatge										100.00%
First Mining percentage rate										70.00%
Amount received upon issuance of shares													375,000
Common shares issued during period													175,000
Cash payments										$ 550,000			$ 350,000
Second anniversary share issued amount										175,000
Third anniversary share issued amount										175,000
Fourth anniversary share issued amount										100,000
Fifth anniversary share issued amount										$ 500,000
Duparquet [Member]
Statement [Line Items]
Share issued during period								35						71,532,516
Ownership percenatge														100.00%
Cash consideration						$ 300,000		$ 6,227,176
Total share consideration						250,000	2,500,000	51,532,516
Transaction amount per share								$ 443,641
Consideration for acquisition								$ 2,500,000
Share issued for acquisition								20,000,000
fair value of share issued							$ 512,500
Net smelter return						2.00%	1.50%
Cash payments							$ 500,000
Cash payments for commercial production							$ 1,000,000
Deferred cash payment						$ 350,000
Consideration description						Company 50% (for a total of 1.0%) of the royalty by paying $1,000,000 to the Company